Finance Liabilities (Annual Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Finance Liabilities [Abstract]
Year 1	$ 10,224
Year 2	10,661
Year 3	11,151
Year 4	11,604
Year 5	36,170
Year 6 and thereafter	34,282
Total finance liabilities	$ 114,092